Average Annual Total Returns - Administrative Class - PIMCO Low Duration Portfolio	Administrative 1 Year	Administrative 5 Years	Administrative 10 Years	ICE BofAML 1-3 Year U.S. Treasury Index (reflects no deductions for fees, expenses or taxes) 1 Year	ICE BofAML 1-3 Year U.S. Treasury Index (reflects no deductions for fees, expenses or taxes) 5 Years	ICE BofAML 1-3 Year U.S. Treasury Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	2.99%	2.01%	1.79%	3.10%	1.90%	1.30%